Share-based compensation plans	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based compensation plans	Share-based compensation plansThe Company does not have any share-based compensation plans. See Note 6: Other Liabilities, for information regarding cash compensation.	Share-based compensation plansThe Company does not have any share-based compensation plans. See Note 6: Other Liabilities, for information regarding cash compensation.